Receivables, Prepayments and Other Assets - Summary of Receivables, Prepayments and Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current:
Trade receivables, other than related parties	$ 824	$ 872
Other receivables	497	238
Unbilled accounts receivable	24	43	$ 62
Receivables from government grant	52	47
Receivables from related parties	11	8
Other current financial assets	79	23
Total	1,487	1,231
Non-current:
Advances to suppliers	235	199
Non-trade receivables	10	13
Payment in Lieu of Tax (“PILOT”’) Bonds	11	8
Other	25	34
Total	$ 281	$ 254